Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements. Changes in facts and circumstances may cause the Group to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. Significant accounting estimates reflected in the Group’s consolidated financial statements include legal contingencies, share-based compensation, realization of deferred tax assets, allowance of credit loss, inventories, long term investment, other investment and long live assets. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation	Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated statements of comprehensive income/loss from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Segment reporting	Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, in deciding how to allocate resources and in assessing performance. The Group’s revenue segments have similar economic characteristics and they are managed as a single business unit. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the CODM, which is comprised of the executive directors of the Company, for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group has determined that there is only one reportable operating segment.

Foreign currency translation	Foreign currency translation

The functional currency of the Company is US$. The Company’s subsidiaries with operations in the PRC, Hong Kong and other jurisdictions generally use their respective local currencies as their functional currencies. The reporting currency of the Company is US$. The financial statements of the Company’s subsidiaries, other than the subsidiaries with the functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive income/loss during the period in which they occur.

Revenue recognition	Revenue recognition

Revenue is principally generated by the provision of data connectivity services and the sales of terminals and sales of data related products. Revenue represents the fair value of the consideration received or receivable for the sales of goods and the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The Group recognizes revenue in accordance with ASC 606 “Revenue from Contracts with Customers” for all years presented with full retrospective method.

The Group conducts its business through various contracts with customers, including:

(i)	Data connectivity services

The Group generates international data connectivity services revenues from (i) data service fees from the use of portable Wi-Fi terminals (under its brand of “Roamingman”), (ii) data service fees generated from sales of data connectivity services to enterprise customers, and (iii) retail sales of data connectivity services.

The Group also generates local data connectivity services revenues from (i) data service fees generated from sales of data connectivity services to enterprise customers, and (ii) retail sales of data connectivity services.

For data connectivity services from the use of portable Wi-Fi terminals, the Group determines that the arrangement involves the leasing of portable Wi-Fi terminals with data connectivity services embedded. The customer can benefit from this service arrangement on its own, and the service is separately identifiable from other terms in the contract. The transaction price is fixed at contract inception, based on data connectivity service usage under the leasing arrangement. The Group determines that it is the lessor in the arrangement which contains an equipment lease component and a service non-lease component. The Group further determines that lease component is an operating lease under ASC 842, and that the operating lease component and service component are delivered over the same time and pattern. Therefore, the lease income and service income are recognized as data connectivity services revenue evenly over the service period.

The Group evaluates and determines that it is the principal. For data connectivity services from the use of portable Wi-Fi terminals and retail sales of data connectivity services, the Group views users as its customers. For data connectivity services generated from sales of data connectivity services to enterprise customers, the Group views enterprise customers as its customers. The Group reports data connectivity services revenues on gross basis. Accordingly, the amounts paid for data connectivity services by customers are recorded as revenues and the related commission fees paid to its agents (mainly travel agents and other online distributors) are recorded as cost of revenues. Where the Group is the principal, it controls the data before the data connectivity service is provided to customers. Its control is evidenced by the inventory risk borne by the Group and the Group’s ability to direct the use of the data, and is further supported by the Group being primarily responsible to customers and having the discretion in establishing pricing.

Data connectivity services offered to customers typically provide unlimited data usage during a fixed period of time (“contract period”), where revenue is recognized ratably on a straight-line basis over the contract period. The Group does not have further performance obligations to the customers after the contract period. The Group also offers data connectivity services where customers are charged service fee based on actual data usage, where revenue is recognized at a point in time as the services are provided to customers.

In providing data connectivity services to its customers, the Group procures SIM cards and data plans from various suppliers. Those SIM cards are activated and hosted on the Group’s cloud SIM platform. The Group’s cloud SIM platform manages terminal information and customer accounts and intelligently allocates the SIM cards and data plans and makes them available to customers who purchase the Group’s data connectivity services. Accordingly, the Group takes inventory risk and obtains control of the SIM cards and data plans procured and direct the use of the data on its cloud SIM platform depending on customers’ demand. The Group accounts for the SIM cards and data plans procured as costs of revenue as data is being made available and consumed on its cloud SIM platform.

As the Group’s data connectivity services are provided without right of return and the Group does not provide any other credit and incentive to its customers, therefore, the Group’s provision of data connectivity services does not involve variable consideration.

(ii)	Sales of terminals and data related products

The Group generates revenues from selling tangible products, including GlocalMe portable Wi-Fi terminals, GlocalMe life products, PetPhone products and smart devices with GlocalMe Inside (“GMI”) implemented, as well as SIM cards, to enterprise and retail customers and business partners. The transaction price is fixed at contract inception, based on pricing of tangible products, and is not subject to rebates, returns or other variable consideration. The customer can benefit from the good on its own, and the good is separately identifiable from other terms in the contract. Sales of terminals and data related products are recognized at a point in time when control of promised goods is transferred to the customers, which generally occurs upon the acceptance of the goods by the customers.

For sales of Wi-Fi terminals, one gigabyte of free data connectivity service is normally included as a bundle package for the first time purchase of the terminals. There are two separate performance obligations in such bundle sales: the Wi-Fi terminal is a distinct good while the data connectivity service is a distinct service, as it is separately identifiable from other terms in the contract and provides benefit on its own. The Group allocates the transaction price to each distinct performance obligation based on their relative standalone selling prices. The Group then recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For revenue related to the Wi-Fi terminals, revenue is recognized at a point in time when the control of the Wi-Fi terminals is transferred. For revenue related to the data connectivity service with unlimited usage, it is recognized ratably on a straight-line basis over the relevant contract period. For revenue related to the data connectivity service with limited usage, it is recognized at a point in time, based on the data connectivity service usage according to the term of the contract.

(iii)	Provision of PaaS or SaaS services

Platform-as-a-Service (PaaS) or Software-as-a-Service (SaaS) mainly consist of fees generated from providing cloud SIM platform as a service to business partners. The Group provides its cloud SIM platform as a service to business partners enabling them to manage their data resources. Business partners using the platform are charged service fees for the use of the cloud SIM platform services. The Group has continuous obligation to ensure the performance of the platform over the service period. The transaction price is fixed at contract inception, based on the pricing of PaaS or SaaS offering, and is not subject to rebates, returns or other variable consideration. The customer can benefit from the good on its own, and the good is separately identifiable from other terms in the contract. Revenue is recognized over time on a straight-line basis over the contract period as business partners simultaneously consume and receive benefits from the service. The Group does not provide any other credit and incentive related to the cloud SIM platform services, therefore there is no variable consideration in the arrangement.

(iv)	Contract balance

Contract liabilities represent the cash collected upfront from the customers for purchase of data connectivity services or purchase of Wi-Fi terminals, while the underlying data connectivity services have not yet been rendered or the Wi-Fi terminals have not been delivered to the customers by the Group, which is included in the presentation of contract liabilities.

Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year. Where transaction prices for data connectivity services and Wi-Fi terminals are received upfront from the customers, such receipts are recorded as contract liabilities and recognized as revenues over the contract period. The opening balance of contract liabilities from several customers as of January 1, 2023, 2024 and 2025 were US$1,052 thousand, US$1,425 thousand and US$709 thousand. For the years ended December 31, 2023, 2024 and 2025, revenue amounting to US$1,052 thousand, US$1,425 thousand and US$709 thousand were included in the contract liabilities balance at the beginning of the respective year. As of December 31, 2024 and 2025, the balance on contract liabilities of the Group were US$709 thousand and US$3,425 thousand, respectively.

Cost of revenue	Cost of revenue

Cost of revenue consists primarily of data connectivity service costs, cost of inventory, logistics costs, depreciation and maintenance costs for equipment, payment processing fees and other related incidental expenses that are directly attributable to the Group’s principal operations.

Research and development expenses	Research and development expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel, share-based compensation, materials, general expenses and depreciation expenses associated with research and development activities.

Sales and marketing expenses	Sales and marketing expenses

Sales and marketing expenses consist primarily of online and offline advertising expenses, promotion expenses, share-based compensation, staff costs, sales commissions and other related incidental expenses that are incurred to conduct the Group’s sales and marketing activities.

Advertising and promotional expenses were US$3,923 thousand, US$7,137 thousand and US$8,927 thousand during the years ended December 31, 2023, 2024 and 2025, respectively.

General and administrative expenses	General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses, share-based compensation and those not specifically dedicated to research and development or sales and marketing activities, depreciation of property and equipment, amortization of intangible assets, legal and professional services fees, rental and other general corporate related expenses.

Share-based compensation	Share-based compensation

Share-based compensation expenses arise from share-based awards, mainly including share options and Restricted Shares awarded to employees, directors and other consultants in accordance with ASC 718 Stock Compensation. The Group follows ASC 718 to determine whether share option or Restricted Shares should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees, directors and other consultants classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group classifies the share-based awards granted to employees, directors and other consultants as equity award, and has elected to recognize compensation expense on share-based awards with service condition on a graded vesting basis over the requisite service period, which is generally the vesting period.

For Restricted Shares awarded to employees, directors and other consultants, all ordinary shares (“Restricted Shares”) of the Group shall be subject to vesting conditions until the Restricted Shares become vested. The Restricted Shares were classified as equity awards under ASC 718 and are accounted for as share-based compensation based on the grant date fair value over the vesting period using graded vesting method.

For share options awarded to employees, directors and other consultants, the Group applies the Binominal option pricing model in determining the fair value of options granted under ASC 718. The Group has elected to account for forfeitures when they occur.

On each measurement date, the Group reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Group, including the fair value of the underlying shares, expected life and expected volatility. The Group is required to consider many factors and makes certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards change significantly in the future, share-based compensation expense may differ materially.

Other employee benefits	Other employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. During the years ended December 31, 2023, 2024 and 2025, contributions to such plan amounting to US$708 thousand, US$917 thousand and US$1,120 thousand respectively, were charged to the consolidated statements of comprehensive income.

The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC.

Income taxes	Income taxes

The Group accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

Deferred taxes are also recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free manner.

The Group adopts ASC 740 “Income Taxes” which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2023, 2024 and 2025.

Government grants	Government grants

For government grants that are non-operating in nature and with no further conditions to be met, the amounts are recognized as income in other income/(expense), net. For government grants that contain certain operating conditions, the amounts are recorded as deferred government grant, and are recognized as income in other income/(expense), net when the conditions are met.

Comprehensive income/(loss)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined to include all changes in equity of the Group during a period arising from transactions and other event and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive income/(loss) includes net income/(loss) and other comprehensive income/(loss), which mainly consists of the foreign currency translation adjustment that have been excluded from the determination of net income/(loss).

Leases	Leases

From January 1, 2022, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Group recognises right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31, 2023, 2024 and 2025.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Earnings/(loss) per share	Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income attributable to ordinary shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, earn out shares, warrants and stock options) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There is no anti-dilutive effect for the years ended December 31, 2023, 2024 and 2025.

Cash and cash equivalents	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, cash held at banks or online payment platforms, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Cash and cash equivalents as reported in the consolidated statement of cash flows are presented on the consolidated balance sheet as follows:

	As of December 31,	As of December 31,
(In thousands)	2024	2025
Cash and cash equivalents	30,057	32,831

Inventories	Inventories

Inventories primarily consist of raw materials work in progress, and finished goods. Inventory costs include the purchase price and other expenditures that are directly attributable to bringing the inventories to their present location and condition. Cost of inventories are computed using the monthly weighted average cost method. Inventories are written down to estimated net realizable value, which considers historical usage, expected demand, anticipated sales price, and other factors. The Company periodically reviews its inventories for excess or slow-moving items and makes provisions as necessary to properly reflect inventory value. Write downs of US$657 thousand, US$106 thousand and Reversal of inventory obsolescence of US$103 thousand were recorded in cost of revenues in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025 respectively.

Accounts receivable, net	Accounts receivable, net

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest.

Since January 1, 2024, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Group maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income. The Group assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily consisted of receivables arising from provision of Data connectivity services, Sales of terminals and data related products and PaaS or SaaS services. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected cred

For the year ended December 31, 2023, the Group reversal provision of expected credit losses of $126. For the years ended December 31, 2024 and 2025, the Group provided expected credit losses against accounts receivable of US$452 thousand and US$790 thousand, respectively.

Investment in equity method investees	Investment in equity method investees

The equity investment represents the Group’s investment in three entities. The Group accounts for its equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment. When the Group’s share of loss in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee. The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investment in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

Property and equipment	Property and equipment

Property and equipment, net are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Depreciation expenses are included in cost of services, research and development expenses, general and administrative expenses and sales and marketing expenses. Estimated useful lives are as follows:

Categories	Estimated useful lives
Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of and comprehensive income.

Intangible assets	Intangible assets

An intangible asset is recognized when it is probable that the expected future economic benefits that are attributable to the asset will flow to the entity and the cost of the asset can be measured reliably. Intangible assets are initially recognized at cost, less any accumulated amortization and any impairment losses. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Categories	Estimated useful lives
Trademarks	10 years
Software	10 years
Licensed copyrights	10 years

Equity securities without readily determinable fair values	Equity securities without readily determinable fair values

The Group measures the long-term investment over which the Group does not have significant influence or that do not have readily determinable fair value at cost less impairment prior to January 1, 2018. Effective from January 1, 2018 with the adoption of ASU 2016-01, the Group has elected to use the measurement alternative to account for the equity investment, and therefore carries this investment at cost adjusted for changes from observable transactions for identical or similar investments of the same investee, less impairment.

Impairment of long-lived assets	Impairment of long-lived assets

For long-lived assets the Group evaluates for impairment whenever events or changes indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Group tests impairment of long-lived assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event at the carrying value exceeds the fair value of each reporting unit.

No impairment charge of long-lived assets was recorded for the years ended December 31, 2024 and 2025.

Fair value of financial instruments	Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of other investments, cash and cash equivalents, short-term deposit, accounts receivable, accounts payable, contract liabilities and other liabilities.

As of December 31, 2024 and 2025, the carrying values of cash and cash equivalents, accounts receivable, amount due from/to related parties, other investments, accounts payable, accrued expenses and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term nature of these instruments.

For short term borrowing and long-term bank loans, the fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the bank loans approximate market rates.

Other investments	Other investments

The Group’s other investments consist of investment funds of which underlying assets are debt securities and equity securities. These investment funds are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the consolidated statements of comprehensive income.